Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Capital stock (note 13)	Treasury stock (note 13)	Contributed surplus	Deficit	Accumulated other comprehensive income (loss) [1]
Equity, beginning balance at Dec. 31, 2014	$ 1,394.9	$ 2,609.5	$ (21.4)	$ 677.1	$ (1,845.3)	$ (25.0)
Capital transactions:
Issuance of capital stock	3.9	12.6		(8.7)
Repurchase of capital stock for cancellation	(370.4)	(528.2)		157.8
Purchase of treasury stock for stock-based plans	(28.9)		(28.9)
Stock-based compensation and other	39.4		18.9	20.5
Total comprehensive income:
Net earnings	66.9				66.9
Gains (losses) on pension and non-pension post-employment benefit plans (note 19)	(7.0)				(7.0)
Currency translation differences for foreign operations	(1.7)					(1.7)
Changes from derivatives designated as hedges	(6.1)					(6.1)
Equity, ending balance at Dec. 31, 2015	1,091.0	2,093.9	(31.4)	846.7	(1,785.4)	(32.8)
Capital transactions:
Issuance of capital stock	4.1	6.4		(2.3)
Repurchase of capital stock for cancellation	(34.3)	(52.1)		17.8
Purchase of treasury stock for stock-based plans	(18.2)		(18.2)
Stock-based compensation and other	34.7		34.3	0.4
Total comprehensive income:
Net earnings	136.3				136.3
Gains (losses) on pension and non-pension post-employment benefit plans (note 19)	17.1				17.1
Currency translation differences for foreign operations	0.0
Changes from derivatives designated as hedges	8.1					8.1
Equity, ending balance at Dec. 31, 2016	1,238.8	2,048.2	(15.3)	862.6	(1,632.0)	(24.7)
Capital transactions:
Issuance of capital stock	13.6	30.4		(16.8)
Repurchase of capital stock for cancellation	(19.9)	(30.3)		10.4
Purchase of treasury stock for stock-based plans	(16.7)		(16.7)
Stock-based compensation and other	30.1		23.3	6.8
Total comprehensive income:
Net earnings	105.0				105.0
Gains (losses) on pension and non-pension post-employment benefit plans (note 19)	(18.2)				(18.2)
Currency translation differences for foreign operations	0.7					0.7
Changes from derivatives designated as hedges	17.3					17.3
Equity, ending balance at Dec. 31, 2017	$ 1,350.7	$ 2,048.3	$ (8.7)	$ 863.0	$ (1,545.2)	$ (6.7)

[1]	Accumulated other comprehensive income (loss) is net of tax. See note 14.